Capital & Equity (Details) - $ / shares	Sep. 30, 2020	Mar. 31, 2020
Capital & Equity (Textual)
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	11,421,393	11,421,393
Ordinary shares, outstanding	11,421,393	11,421,393
Ordinary Shares [Member]
Capital & Equity (Textual)
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	11,421,393	11,421,393
Ordinary shares, outstanding	11,421,393	11,421,393